Operating Leases (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases expense		₪ 284	₪ 280
Office buildings and warehouses [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease period	14 years
Switching stations [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease period	18 years
Cell sites [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease period	21 years
Service centers, retail stores and stands [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease period	13 years
Motor vehicles [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease period	3 years